Deferred tax	12 Months Ended
Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax

12 Deferred tax

Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

1 January 2019	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)
Differences on exchange	4	11	(2)	15	(9)	701	(40)	680

Subsidiaries acquired (note 23)	–	–	–	–	–	(4)	–	(4)

Credited/(charged) to the income statement	21	(9)	(24)	(52)	(15)	92	(68)	(55)

(Charged)/credited relating to changes in tax rates	–	–	–	–	(1)	49	(1)	47

Credited to other comprehensive income	–	–	–	–	82	–	56	138

31 December 2019	(45)	(208)	79	(318)	279	(17,408)	995	(16,626)

31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)

Accounting policy change (IFRS 9) (note 30)	–	–	–	–	–	–	7	7

Revised 1 January 2018	(91)	(174)	113	(241)	264	(17,323)	663	(16,789)

Differences on exchange	(7)	(10)	4	6	15	(1,066)	47	(1,011)

Subsidiaries acquired (note 23)	–	–	–	–	–	(3)	4	1

Credited/(charged) to the income statement	27	(16)	(11)	(46)	(36)	67	319	304

Credited/(charged) relating to changes in tax rates	1	(10)	(1)	–	4	79	(3)	70

(Charged)/credited to other comprehensive income	–	–	–	–	(25)	–	18	(7)

31 December 2018	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)

The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £424 million and deferred tax liability of £17,050 million (2018: deferred tax asset of £344 million and deferred tax liability of £17,776 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.

At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £342 million (2018: £308 million) which have no expiry date and unused tax losses of £208 million (2018: £502 million) which will expire within the next 10 years.

In 2019 and 2018 the Group has not recognised any deferred tax asset in respect of deductible temporary differences which have no expiry date and has not recognised £92 million (2018: £184 million) in respect of deductible temporary differences which will expire within the next 10 years.

At the balance sheet date, the Group has unused tax credits of £80 million (2018: £80 million) which have no expiry date.  No amount of deferred tax has been recognised in respect of these unused tax credits.

At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £0.6 billion (2018: £0.7 billion).